Income Taxes - Components of Earnings (Losses) from Continuing Operations Before Income Taxes and Noncontrolling Interests (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
United States	$ 3,160,111	$ 1,610,652	$ 1,241,117
Foreign	69,280	139,305	57,542
Earnings before income taxes and noncontrolling interests	$ 3,229,391	$ 1,749,957	$ 1,298,659